Major customers representing at least 10% of net sales (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Samsung
Receivables From Major Customers [Line Items]
Major customers percentage of net sales	35.00%	28.00%	13.00%
Revenue major customer	$ 98,368	$ 61,370	$ 17,020
Netcom
Receivables From Major Customers [Line Items]
Major customers percentage of net sales	4.00%	7.00%	11.00%
Revenue major customer	$ 11,584	$ 16,521	$ 15,217